Income Taxes (Schedule of Components of Income Taxes) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023		Dec. 31, 2022
Current taxes on income
In respect of current year	$ 18,321	$ 11,049	[1]	$ 39,559
Deferred tax expense/(income)
Creation and reversal of temporary differences	22,231	14,150	[1]	(1,579)
Total tax (benefit)/expense on income	$ 40,552	$ 25,199		$ 37,980

[1]	The Group made an immaterial correction of reclassification error of $21 million in income taxes on income and deferred tax income as at December 31, 2021.